Other Disclosures - Credit Risk - Additional Information (Details) kr in Thousands	12 Months Ended
	Dec. 31, 2021 DKK (kr) Bank	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Other Disclosures [Abstract]
Number of banks in which cash is held | Bank	2
Percentage of fluctuation impacting group net loss	1.00%	1.00%	1.00%
Net loss based on interest rates on our cash deposits fluctuation | kr	kr 14	kr 36	kr 8